Annual Operating Expenses {- Fidelity SAI International SMA Completion Fund} - 10.31 Fidelity SAI International SMA Completion Fund PRO-03 - Fidelity SAI International SMA Completion Fund - Fidelity SAI International SMA Completion Fund
Dec. 30, 2020
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none